Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.65%
Communication Services - 7.60%
Alphabet, Inc., Class A 20,400 $ 3,154,656
Electronic Arts, Inc. 12,000 1,734,240
Meta Platforms, Inc.,
Class A 9,400 5,417,784
Spotify Technology SA* 7,000 3,850,210
14,156,890
Consumer Discretionary - 12.33%
Airbnb, Inc., Class A* 15,000 1,791,900
Amazon.com, Inc.* 17,200 3,272,472
Booking Holdings, Inc. 800 3,685,528
Carvana Co.* 7,300 1,526,284
Dick's Sporting Goods,
Inc. 5,000 1,007,800
Dutch Bros, Inc.,
Class A* 12,800 790,272
eBay, Inc. 25,000 1,693,250
Expedia Group, Inc. 7,800 1,311,180
General Motors Co. 76,000 3,574,280
Royal Caribbean
Cruises, Ltd. 6,300 1,294,272
Tesla, Inc.* 5,500 1,425,380
Williams-Sonoma, Inc. 10,000 1,581,000
22,953,618
Consumer Staples - 5.91%
Bunge Global SA 24,600 1,879,932
Costco Wholesale Corp. 3,400 3,215,652
Maplebear, Inc.* 44,000 1,755,160
Molson Coors Beverage
Co., Class B 32,500 1,978,275
Pilgrim's Pride Corp.*+ 40,000 2,180,400
11,009,419
Energy - 7.07%
Cheniere Energy, Inc. 9,600 2,221,440
EOG Resources, Inc. 14,000 1,795,360
HF Sinclair Corp. 28,000 920,640
Marathon Petroleum
Corp. 12,700 1,850,263
Ovintiv, Inc. 48,200 2,062,960
Targa Resources Corp. 10,500 2,104,935
Valero Energy Corp. 16,700 2,205,569
13,161,167
Financials - 17.73%
American Express Co. 7,000 1,883,350
American International
Group, Inc. 12,000 1,043,280
Industry Company Shares Value
Financials (continued)
Ameriprise Financial, Inc. 3,400 $ 1,645,974
Apollo Global
Management, Inc. 7,800 1,068,132
Arch Capital Group, Ltd. 10,000 961,800
Citizens Financial Group,
Inc. 50,800 2,081,276
East West Bancorp, Inc. 12,300 1,104,048
Fifth Third Bancorp 23,800 932,960
First Horizon Corp. 52,000 1,009,840
Fiserv, Inc.* 4,500 993,735
Globe Life, Inc. 18,000 2,370,960
Interactive Brokers
Group, Inc., Class A 5,000 827,950
Jefferies Financial
Group, Inc. 14,000 749,980
LPL Financial Holdings,
Inc. 5,300 1,733,842
Northern Trust Corp. 17,000 1,677,050
PayPal Holdings, Inc.* 9,800 639,450
Prudential Financial, Inc. 15,800 1,764,544
Regions Financial Corp. 40,000 869,200
Royal Bank of Canada 10,000 1,127,200
SoFi Technologies, Inc.* 130,000 1,511,900
Synchrony Financial 43,300 2,292,302
U.S. Bancorp 40,000 1,688,800
Visa, Inc., Class A 8,700 3,049,002
33,026,575
Health Care - 11.23%
Bristol-Myers Squibb
Co. 32,000 1,951,680
Cencora, Inc. 8,500 2,363,765
DaVita, Inc.* 9,000 1,376,730
Doximity, Inc., Class A* 29,500 1,711,885
Exelixis, Inc.* 50,000 1,846,000
Hologic, Inc.* 29,100 1,797,507
Johnson & Johnson 13,500 2,238,840
Merck & Co., Inc. 26,400 2,369,664
Molina Healthcare, Inc.* 5,100 1,679,889
Tenet Healthcare Corp.* 12,000 1,614,000
Veeva Systems, Inc.,
Class A* 8,500 1,968,855
20,918,815
Industrials - 5.87%
American Airlines Group,
Inc.* 135,900 1,433,745
Automatic Data
Processing, Inc. 6,500 1,985,945
Axon Enterprise, Inc.* 3,500 1,840,825
Caterpillar, Inc. 3,500 1,154,300

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
EMCOR Group, Inc. 4,700 $ 1,737,261
Howmet Aerospace, Inc. 11,000 1,427,030
United Airlines Holdings,
Inc.* 19,500 1,346,475
10,925,581
Information Technology - 26.67%
Adobe, Inc.* 4,600 1,764,238
Apple, Inc. 25,000 5,553,250
Applied Materials, Inc. 11,000 1,596,320
AppLovin Corp.,
Class A* 8,500 2,252,245
Arista Networks, Inc.* 11,000 852,280
Broadcom, Inc. 15,000 2,511,450
Check Point Software
Technologies, Ltd.* 13,000 2,962,960
Docusign, Inc.* 23,000 1,872,200
F5, Inc.* 9,500 2,529,565
Hewlett Packard
Enterprise Co. 50,000 771,500
Jabil, Inc. 8,000 1,088,560
Marvell Technology, Inc. 19,000 1,169,830
Microsoft Corp. 17,700 6,644,403
NetApp, Inc. 21,100 1,853,424
NVIDIA Corp. 71,000 7,694,980
Palantir Technologies,
Inc., Class A* 23,700 2,000,280
Salesforce, Inc. 6,400 1,717,504
Twilio, Inc., Class A* 10,000 979,100
Tyler Technologies, Inc.* 3,252 1,890,680
VeriSign, Inc.* 7,700 1,954,799
49,659,568
Materials - 2.62%
CF Industries Holdings,
Inc. 25,700 2,008,455
Nucor Corp. 10,300 1,239,502
Steel Dynamics, Inc. 13,000 1,626,040
4,873,997
Utilities - 2.62%
NRG Energy, Inc. 23,000 2,195,580
Vistra Corp. 22,900 2,689,376
4,884,956
TOTAL COMMON STOCKS - 99.65% 185,570,586
(Cost $151,101,282)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.43%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 795,355
$ 795,355
TOTAL MONEY MARKET FUND - 0.43% 795,355
(Cost $795,355)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.17%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.29% 2,180,000
2,180,000
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.17% 2,180,000
(Cost $2,180,000)
TOTAL INVESTMENTS
-
101.25%
$ 188,545,941
(Cost $154,076,637)
Liabilities in Excess of Other Assets - (1.25%) (2,333,585)
NET ASSETS - 100.00% $ 186,212,356
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2025.
^ Rate disclosed as of March 31, 2025.
+ This security or a portion of the security is out on loan as of
March 31, 2025. Total loaned securities had a value of
$2,180,400 as of March 31, 2025.

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 185,570,586 $ – $ – $ 185,570,586
Money Market Fund 795,355 – – 795,355
Investments Purchased With Cash Proceeds From Securities
Lending 2,180,000 – – 2,180,000
TOTAL
$188,545,941 $– $– $188,545,941
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.